STOCK-BASED COMPENSATION (Detail 2) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares/Units
Non-vested		1,582,093
Weighted - Average Grant-Date Fair Value per Share
Non-vested		$ 20.39
Compensation Cost	[1]	$ 32.2
Performance restricted stock units
Number of Shares/Units
Non-vested		850,213	1,038,024	372,735
Granted		537,923	309,168	665,289
Cancelled		(165,570)
Forfeited		(128,073)
Vested	[2]	(181,406)	(496,979)	0
Non-vested		913,087	850,213	1,038,024
Weighted - Average Grant-Date Fair Value per Share
Non-vested		$ 10.97	$ 10.72	$ 11.36
Granted		18.51	11.46	10.36
Cancelled		14.11
Forfeited		12.04
Vested	[2]	10.10	10.75	0.00
Non-vested		$ 14.87	$ 10.97	$ 10.72
Compensation Cost	[3]	$ 10.0	$ 3.5	$ 6.9

[1]	Total compensation costs are net of shares cancelled.
[2]	PRSUs are shown as vesting in the year that the Compensation Committee determines the level of achievement of the applicable performance measures.
[3]	Total compensation cost to be recognized on the awards was based on the grant date fair value or the modification date fair value.